SEGMENTED INFORMATION (Narrative) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
CANADA
Statements Line Items
Long-term assets	$ 946,426	$ 1,044,771
UNITED STATES
Statements Line Items
Long-term assets	$ 2,749,426	$ 2,891,551